Allowance For Doubtful Accounts	12 Months Ended
Dec. 31, 2011
Allowance For Doubtful Accounts [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 4 — ALLOWANCE FOR DOUBTFUL ACCOUNTS

Changes in the allowance for doubtful accounts were as follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Beginning of period	$—	$2.8	$3.2	$4.0
Provision for doubtful accounts	1.3	0.1	0.5	0.4
Accounts written off	—	—	(0.9)	(1.2)

End of period	$1.3	$2.9	$2.8	$3.2

In accordance with ASC 850, “Business Combinations,” any risks associated with nonperformance of counterparties are incorporated into the fair value estimate of the accounts receivable. Accordingly, a separate allowance for doubtful accounts was not recorded in the purchase price allocation.